                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                February 5, 2000
Fellow Partner:

     Enclosed is the Annual Report of Chestnut Street Exchange Fund for the year ended December 31, 1999.

     Our Fund earned $3.64 per share from net investment income for a share outstanding throughout 1999, compared to $3.76 per share earned in 1998. Expenses were somewhat higher in 1999, principally the advisory fee, which is tied to the value of the portfolio. (See Note B to the financial statements). Total distributions from net investment income, applicable to 1999, amounted to $3.65 per share, including $1.10 per share distributed in January 2000. A distribution of 1998 capital gains of approximately $.06 per share was also made in 1999.

     Long-term capital gains (federal income tax basis) realized in 1999 amounted to $3.72 per share. It is our policy, effective when the Fund adopted regulated investment company status for federal income tax purposes as of January 1, 1998, not to make cash distributions of capital gains. Instead, the gains would be allocated to partners of record at year-end, together with a tax credit representing the federal tax on the gains paid by the Fund. The tax basis of each partner's interest in the Fund is increased by the retained capital gain and reduced by the tax credit. Although capital gains must still be reported as income in a partner's federal income tax return, the federal tax credit for the taxes paid by the Fund can be used to reduce any income tax due.

     After providing for the January 2000 distribution, the net asset value per partnership share at the end of 1999 was $369.83.

     Since our last report the shares of Philip Morris Cos., Inc. were sold as were the shares of Nielsen Media Research, Inc.; the latter because of the pending acquisition of that company. Stock splits added 28,600 shares of MCI WORLDCOM, Inc. and 69,106 shares of Tyco International, Ltd. Schlumberger, Ltd. spun off 11,700 shares of TransOcean Sedco Forex, Inc. and 53,400 shares of Alltel Corp. were purchased.

     Data on the performance of our Fund since inception and comparisons to leading stock market indices appear in the accompanying Investment Adviser's Report.

     Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           /s/ Robert R. Fortune

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

US MARKET OVERVIEW

     After a brief pause during the third quarter, US stocks regained their momentum during the last three months of 1999. The Russell 3000 Index, representing the broad market, jumped 16.2%, resulting in a 20.9% increase for the year. However, not all segments of the market participated in the rally. While technology stocks within the Russell 3000 gained 38.2% during the fourth quarter alone (78.2% for the year), traditional value sectors such as consumer staples and transportation lost value during the year; financial stocks were relatively flat. The Russell 3000 Growth Index return for the year of 33.8% was more than five times that of the Russell 3000 Value Index, up only 6.7%.

     The Federal Reserve's recent rate hikes are one reason for the growth versus value performance disparity. Higher interest rates have had a disproportionate impact on finance stocks, a major component of the value universe. In addition, an active IPO market, again dominated by technology and Internet stocks, attracted investors' cash and media attention. Market participants demonstrated a willingness to pay for growth and earnings momentum as well as a strong appetite for risk. Among the few bright spots in the value universe were energy stocks, benefiting from higher energy prices and strong demand, and the basic materials sector, particularly at the large end of the market.

     Style was a bigger determinant of performance than size during both the quarter and the year, as growth outperformed value at all sizes. Small cap stocks held a 35 basis point advantage over large caps for the year as measured by the Russell 2000 and 1000 Indices, respectively, for the first time in six years, mainly due, predictably, to the larger concentration of tech stocks at the smaller end of the market. The technology sector is now the largest component of the Russell 2000 Index, comprising 26.9% of the total. It was mid cap stocks, however, that were the best performing segment of the growth universe over the quarter and the year. The mid cap universe is heavily weighted towards companies participating in the "new age" economy created by the emergence of the Internet. On the value side, larger companies continued to outperform their small and mid cap counterparts.

                              PERFORMANCE SUMMARY

                                                   CSEF      DJIA INDEX    S&P 500 INDEX
                                                 --------    ----------    -------------
1 Year.........................................     7.52%       22.20%         21.04%
3 Years........................................    16.35%       23.37%         27.56%
5 Years........................................    22.55%       27.08%         28.56%
10 Years.......................................    16.77%       18.38%         18.21%
Inception**
  Annualized...................................    15.83%       15.57%         16.81%
  Cumulative...................................  2878.10%     2687.34%       3050.33%

     ** Inception December 29, 1976
       Returns are as of December 31, 1999

     The Adviser has adopted a new performance methodology recommended by the Association for Investment Management and Research, which is the industry standard. This change in methodology produces different numbers for performance but the comparative performance is unaffected.

January 28, 2000                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 1999

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS--98.7%
             AUTO & AUTO PARTS--0.4%
    61,948   Genuine Parts Company.....       $  1,537,085
                                              ------------
             BANKS--7.8%
    49,826   BANC ONE CORPORATION......          1,597,546
   208,286   BankAmerica Corp..........         10,453,354
    97,200   First Union Corp..........          3,189,375
    40,000   Morgan (J.P.) Co., Inc....          5,065,000
   314,532   Wells Fargo & Co..........         12,718,888
                                              ------------
                                                33,024,163
                                              ------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.4%
    45,130   Armstrong World
               Industries, Inc. .......          1,506,214
    17,100   Lowe's Companies, Inc. ...          1,021,725
    45,830   Weyerhaeuser Company......          3,291,167
                                              ------------
                                                 5,819,106
                                              ------------
             BUSINESS PRODUCTS &
               SERVICES--1.8%
    50,647   Dun & Bradstreet
               Corporation.............          1,494,087
    68,416   Harland (John H.) Co......          1,252,868
    52,000   Minnesota Mining &
               Manufacturing Company...          5,089,500
                                              ------------
                                                 7,836,455
                                              ------------
             CHEMICALS--2.5%
   193,400   Air Products &
               Chemicals, Inc..........          6,490,988
   208,000   Cabot Corporation.........          4,238,000
                                              ------------
                                                10,728,988
                                              ------------
             CONSUMER NON-DURABLES &
               SERVICES--4.6%
   118,953*  Cendant Corp. ............          3,159,689
   283,411   Coca-Cola (The) Company...         16,508,691
                                              ------------
                                                19,668,380
                                              ------------
             CONTAINERS--0.4%
    67,148   Crown Cork & Seal Company,
               Inc.....................          1,502,437
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             DRUGS & MEDICAL--19.9%
   243,928   Abbott Laboratories,
               Inc.....................       $  8,857,636
    39,177   Baxter International,
               Inc.....................          2,460,805
    96,599   IMS Health, Inc...........          2,626,285
   379,208   Johnson & Johnson, Inc....         35,313,745
   407,990   Merck & Company, Inc......         27,360,829
   124,000   SmithKline Beecham p.l.c.
               ADR.....................          7,990,250
                                              ------------
                                                84,609,550
                                              ------------
             ELECTRICAL EQUIPMENT--7.4%
   202,185   Emerson Electric
               Company.................         11,600,364
   128,000   General Electric
               Company.................         19,808,000
                                              ------------
                                                31,408,364
                                              ------------
             ELECTRONICS--31.4%
    53,400   Alltel Corp...............          4,415,513
    44,596   Hewlett-Packard Company...          5,081,157
 1,061,102   Intel Corp................         87,341,958
    84,260   Lucent Technologies,
               Inc.....................          6,303,701
    55,400*  Microsoft Corp............          6,467,950
   119,118   Motorola, Incorporated....         17,540,126
    41,144   Raytheon Company, Class
               B.......................          1,092,887
   138,212   Tyco International,
               Ltd.....................          5,372,991
                                              ------------
                                               133,616,283
                                              ------------
             ENTERTAINMENT--1.4%
   204,000   Walt Disney Company.......          5,967,000
                                              ------------
             FOOD PROCESSING &
               DISTRIBUTION--1.1%
    97,500   Hershey Foods Corp........          4,631,250
                                              ------------
             INFORMATION
               TECHNOLOGY--0.1%
    12,577*  Gartner Group, Inc. Class
               B.......................            173,720
                                              ------------
             INSURANCE &
               FINANCIAL--5.3%
    44,000   Aetna, Inc................          2,455,750
    43,930   American Express
               Company.................          7,303,363
    36,084   CIGNA Corp................          2,907,017
    70,000   Fannie Mae................          4,370,625
    58,176   Marsh & McLennan
               Companies, Inc..........          5,566,716
                                              ------------
                                                22,603,471
                                              ------------

                See Accompanying Notes to Financial Statements.

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (CONTINUED)
             LODGING & RESTAURANT--1.8%
   202,468   McDonald's Corporation....       $  8,161,991
                                              ------------
             OFFICE EQUIPMENT--1.1%
    41,884   International Business
               Machines Corporation....          4,523,472
                                              ------------
             PAPER--0.8%
    49,638   Consolidated Papers,
               Inc. ...................          1,579,109
    55,033   Westvaco Corp. ...........          1,795,452
                                              ------------
                                                 3,374,561
                                              ------------
             PETROLEUM--2.3%
    27,000   Atlantic Richfield Co. ...          2,335,500
    20,795   Burlington Resources,
               Inc. ...................            687,535
    77,648   Exxon Mobil Corp. ........          6,255,517
    11,700   TransOcean Sedco Forex,
               Inc. ...................            394,131
                                              ------------
                                                 9,672,683
                                              ------------
             PETROLEUM EQUIPMENT &
               SERVICES--0.8%
    60,432   Schlumberger, Ltd. .......          3,399,300
                                              ------------
             RETAIL & SPECIALTY--2.2%
   116,772   Albertson's, Inc. ........          3,765,897
   117,200   CVS Corp. ................          4,680,675
    35,000*  Staples, Inc. ............            726,250
                                              ------------
                                                 9,172,822
                                              ------------
             TELEPHONE UTILITIES--3.1%
   124,355   GTE Corp. ................          8,774,800
    85,800*  MCI WORLDCOM, Inc. .......          4,552,761
                                              ------------
                                                13,327,561
                                              ------------
             TRANSPORTATION--1.1%
   119,796   Burlington Northern Santa
               Fe Corp. ...............          2,905,052
    40,000   Union Pacific Corp. ......          1,745,000
                                              ------------
                                                 4,650,052
                                              ------------
             Total Common Stocks
                   (Cost
               $54,306,515)............        419,408,694
                                              ------------

   PAR                                           VALUE
----------                                    ------------
SHORT-TERM OBLIGATIONS--1.3%
$1,700,000   Federal Home Loan Bank
               Discount Note, 1.50%
               01/3/00.................       $  1,699,859
                                              ------------
 3,800,000   World Bank
               Discount Note, 5.60%
               01/18/00................          3,789,951
                                              ------------
             Total Short-Term
             Obligations
             (Cost $5,489,810).........          5,489,810
                                              ------------

TOTAL INVESTMENT IN SECURITIES
  (Cost $59,796,325)............. 100.5%       424,898,504
Distribution payable.............  (0.3%)       (1,256,987)
Other liabilities in excess of
  other assets...................  (0.2%)       (1,037,679)
                                  -----       ------------
NET ASSETS (Applicable to
  1,142,696 partnership shares
  outstanding)................... 100.0%      $422,603,838
                                  =====       ============
NET ASSET VALUE PER SHARE........             $     369.83
                                              ============
NET ASSETS APPLICABLE TO SHARES
  OWNED BY:
Limited partners (1,137,259
  shares)........................             $420,593,070
Managing general partners
  (5,437 shares).................                2,010,768
                                              ------------
Total net assets (1,142,696
  shares)........................             $422,603,838
                                              ============

---------------
* Non-Income Producing

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends...............................   $ 5,598,767
  Interest................................       207,580
                                             -----------
        Total Income......................     5,806,347
                                             -----------
Expenses:
  Investment advisory fee.................     1,363,401
  Managing general partners' compensation
    and officer's salary..................        78,018
  Legal...................................        44,713
  Custodian fees..........................        26,275
  Audit...................................        34,906
  Transfer Agent..........................        20,304
  Insurance...............................         1,109
  Printing................................        16,876
  Miscellaneous...........................        20,340
                                             -----------
      Total Expenses......................     1,605,942
                                             -----------
        Net Investment Income.............     4,200,405
                                             -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from security
    transactions: distributed upon
    redemption of partnership shares......    10,195,920

  Realized gain on investment securities
    not distributed to partnership
    shares................................     4,102,369

  Unrealized appreciation of investments:
    Beginning of year.......  $351,771,407
    End of year.............   365,102,179
                              ------------
                                              13,330,772
                                             -----------
        Net realized and unrealized gain
          on investments..................    27,629,061
    Federal income tax on realized gain
      not distributed to partnership
      shares..............................    (1,487,939)
                                             -----------
    Net increase in net assets resulting
      from operations.....................   $30,341,527
                                             ===========

                      STATEMENTS OF CHANGES IN NET ASSETS
                            YEARS ENDED DECEMBER 31,

                                 1999           1998
                             ------------   ------------
INCREASE IN NET ASSETS:
  OPERATIONS:
    Net investment income..  $  4,200,405   $  4,440,558
    Net realized gain from
      security transactions
      (for federal income
      tax purposes net gain
      is $4,251,255 and
      $3,538,300)..........     4,102,369      3,474,553
    Excess of market value
      over book value of
      securities
      distributed upon
      redemption of
      partnership shares...    10,195,920      5,281,796
    Federal income tax on
      realized gains not
      distributed to
      partnership shares...    (1,487,939)    (1,216,094)
    Increase in unrealized
      appreciation of
      investments..........    13,330,772     57,201,296
                             ------------   ------------
    Increase in net assets
      resulting from
      operations...........    30,341,527     69,182,109
                             ------------   ------------
  DISTRIBUTIONS TO PARTNERS
    FROM:
    Net investment income..    (4,210,357)    (4,453,148)
    Net realized gains.....       (63,747)             0
                             ------------   ------------
    Total distributions to
      partners.............    (4,274,104)    (4,453,148)
                             ------------   ------------
  CAPITAL SHARE
    TRANSACTIONS:
    Net asset value of
      1,058 and 1,206
      shares subscribed or
      issued in lieu of
      cash distributions...       375,854        365,991
    Cost of 35,352 and
      24,026 shares
      repurchased..........   (12,858,304)    (7,658,499)
                             ------------   ------------
    Decrease in net assets
      from capital share
      transactions.........   (12,482,450)    (7,292,508)
                             ------------   ------------
    Total increase in net
      assets...............    13,584,973     57,436,453
  NET ASSETS:
    Beginning of year......   409,018,865    351,582,412
                             ------------   ------------
    End of year............  $422,603,838   $409,018,865
                             ============   ============

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND

                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)

                                                             YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------
                                                 1999       1998       1997       1996       1995
                                               --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year...........  $ 347.51   $ 293.03   $ 242.91   $ 194.26   $ 144.43
                                               --------   --------   --------   --------   --------
Income From Investment Operations:
  Net investment income......................      3.64       3.76       3.29       3.36       3.22
  Net gains on securities (both realized and
    unrealized)..............................     22.39      54.49      50.27      51.18      49.82
                                               --------   --------   --------   --------   --------
       Total from investment operations......     26.03      58.25      53.56      54.54      53.04
                                               --------   --------   --------   --------   --------
Less Distributions:
  From net investment income.................     (3.65)     (3.77)     (3.28)     (3.36)     (3.21)
  From realized gains........................     (0.06)      0.00      (0.16)     (2.53)      0.00
                                               --------   --------   --------   --------   --------
       Total distributions...................     (3.71)     (3.77)     (3.44)     (5.89)     (3.21)
                                               --------   --------   --------   --------   --------
Net Asset Value, End of Year.................  $ 369.83   $ 347.51   $ 293.03   $ 242.91   $ 194.26
                                               ========   ========   ========   ========   ========
Total Return.................................      7.52%     20.25%     22.11%     28.09%     36.88%
Ratios/Supplemental Data:
  Net Assets, End of Year (000's)............  $422,604   $409,019   $351,582   $303,195   $251,995
  Ratios to average net assets:
    Operating expenses.......................      0.38%      0.38%      0.50%      0.51%      0.52%
    Net investment income....................      1.00%      1.18%      1.17%      1.55%      1.84%
  Portfolio Turnover Rate....................      2.48%      0.76%      1.26%      3.92%      0.00%

                See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

(A) Chestnut Street Exchange Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. Significant accounting policies are as follows:
    Investments are stated at value in the accompanying financial statements. Securities listed on a securities exchange are valued at the close of trading on December 31, 1999 for each security. Securities not so listed or not traded on that date are valued at the latest bid price. Short-term obligations are valued at amortized cost which approximates market. Security transactions are accounted for on the trade date. The cost of investments sold or redeemed in kind is determined by the use of the specific identification method for both financial reporting and income tax purposes. For securities received in the Exchange at inception of the Fund in 1976, cost for financial reporting purposes is the value of the securities as used in the Exchange and for income tax purposes, the tax basis of the individual investor. Interest income is recorded on an accrual basis; dividend income is recorded on ex-dividend date. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make the requisite distribution of taxable investment income and capital gains to its shareholders which will relieve it from all or substantially all federal income and excise taxes. However, commencing in 1998, the Fund does not intend to distribute long-term capital gains, but will retain such gains ($4,251,255 in 1999), if any, and pay the corporate income tax rate then applicable to net long-term capital gains (35% in 1999). On the last day of the year, common shareholders will be entitled to a proportionate credit of such tax payments, and their basis for the common shares will be increased by the amount of undistributed gains less the tax paid by the Fund. Federal income taxes of $1,487,939 were accrued for the year ended December 31, 1999.

    In a variance from the above-stated policy of retention of gains, a capital gain distribution of $63,747 representing additional 1998 capital gains and equivalent to approximately $0.06 per share was paid (or reinvested if applicable) in 1999 and reported as taxable in 1999.

    The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(B) Effective January 1, 1998, the Fund changed its tax status from a partnership to a regulated investment company. The change results from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987, which first applied to the Fund after 1997. A new Advisory Agreement, effective January 1, 1998, provides for an advisory fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

    PNC Bank and BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Bank, are co-investment advisers to the Fund pursuant to an Advisory Agreement dated January 1, 1998. In June 1998, PNC Bank and BIMC restructured their operations and BlackRock Financial Management, Inc. ("BFM"), a majority-owned subsidiary of PNC Bank, assumed the rights and obligations of PNC Bank under the Advisory Agreement. The Fund pays BIMC the investment advisory fee stated above for the services of BIMC and BFM. The managing general partners each receive a fixed fee as compensation for their services. PFPC, Inc., an affiliate of PNC Bank, is the Fund's transfer agent.

(C) The aggregate cost of investments for federal income tax purposes at December 31, 1999 was $50,363,410. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost was $375,186,110; excess of tax cost over value was ($651,016).

(D) For the year ended December 31, 1999 purchases and sales of investment securities (Excluding short-term obligations) were $11,188,067 and $10,270,358, respectively.

(E) At December 31, 1999, net assets consisted of:

     Net unrealized appreciation of investments.............  $365,102,179
     Other capital--paid-in or reinvested...................    57,501,659
                                                              ------------
                                                              $422,603,838
                                                              ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Partners
of Chestnut Street Exchange Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chestnut Street Exchange Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 28, 2000

                     [This Page Intentionally Left Blank.]

                     [This Page Intentionally Left Blank.]

---------------------------------------------------
---------------------------------------------------
                           MANAGING GENERAL PARTNERS

                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                      BlackRock Financial Management, Inc.
                                      and
                            BlackRock Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)
---------------------------------------------------
---------------------------------------------------
---------------------------------------------------
---------------------------------------------------

                      [CHESTNUT STREET EXCHANGE FUND LOGO]
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                            CHESTNUT STREET EXCHANGE
                                      FUND

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
---------------------------------------------------
---------------------------------------------------